Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of Taxes Payable	Taxes payable consisted of the following:
	2024	2023
	In thousands of USD
Income tax payable	$473	$978
VAT payable	52	154
Other tax payable	445	457
Total	$970	$1,589

Schedule of Income Tax Provision	The components of the income tax provision are as follows:
	2024	2023	2022
Income tax expense	$1,948	$3,250	$2,924
Total	$1,948	$3,250	$2,924

Schedule of Company’s Effective Tax Rate

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of different tax jurisdiction	(29.7)%	1.0%	0.1%
Non-deductible expenses (1)	(5.4)%	0.6%	0.6%
Change in valuation allowance	(36.6)%	1.4%	0.8%
Effective income tax rate	(46.7)%	28.0%	26.5%

(1)	Non-deductible expenses represented meal and entertainment fees not-deductible in PRC tax returns.

Schedule of Deferred Tax Assets	Deferred tax assets
	2024	2023
	In thousands of USD
Deferred tax assets:
Net accumulated loss-carry forward	$2,001	$972
Less: valuation allowance	(2,001)	(972)
Net deferred tax assets	$-	$-

Schedule of Movement of Valuation Allowance	Movement of valuation allowance is as follows:
	2024	2023
	In thousands of USD
Beginning balance	$972	$1,200
Write-off	(500)	(392)
Change of valuation allowance	1,529	164
Ending balance	$2,001	$972